Trade and Other Receivables - Activity in Allowance of Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses related to uncollectible receivables	$ 43,781	$ 27,282
Unbilled revenues and trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of the year	6,041	2,894
Provision for credit losses related to uncollectible receivables	6,069	6,793
Write-offs	(5,166)	(3,646)
Balance, end of the year	$ 6,944	$ 6,041